Business Combination (Details) - Schedule of supplemental unaudited pro forma combined financial information	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Schedule of supplemental unaudited pro forma combined financial information [Abstract]
Revenue	$ 7,799,626
Net Loss	$ (12,672,671)
Loss per common share, basic and diluted (in Dollars per share) | $ / shares	$ (8.86)